Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Summary of Intangible Assets

		Other Intangible assets
	Goodwill	Capitalized software	Other intangible assets	Ongoing development costs	Total
Cost
At January 1, 2024	118,213	15,326	7,617	1,159	142,315
Additions	—	—	1,087	966	2,053
Reclassification	—	782	—	(782)	—
Exchange differences	(10,972)	(1,435)	(687)	(130)	(13,224)
At December 31, 2024	107,241	14,673	8,017	1,213	131,144
Additions	—	3	1,336	1,475	2,814
Reclassification	—	1,061	(20)	(1,041)	—
Exchange differences	21,248	2,919	1,497	259	25,923
At December 31, 2025	128,489	18,656	10,830	1,906	159,881
Accumulated amortization
At January 1, 2024	—	(8,357)	(3,632)	—	(11,989)
Amortization charge	—	(2,493)	(1,598)	—	(4,091)
Impairment	—	(106)	—	—	(106)
Exchange differences	—	873	377	—	1,250
At December 31, 2024	—	(10,083)	(4,853)	—	(14,936)
Amortization charge	—	(2,505)	(1,309)	—	(3,814)
Impairment	—	—	—	(271)	(271)
Exchange differences	—	(2,164)	(945)	(4)	(3,113)
At December 31, 2025	—	(14,752)	(7,107)	(275)	(22,134)
Cost, net accumulated amortization
At December 31, 2024	107,241	4,590	3,164	1,213	116,208
At December 31, 2025	128,489	3,904	3,723	1,631	137,747